UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

     T. Rowe Price Health Sciences Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.6%

BIOTECHNOLOGY 31.8%

Major Biotechnology 18.8%
Alkermes (1)	1,334,600	15,855
Allos Therapeutics (1)	900,000	5,472
Amgen (1)(2)	375,000	15,667
Array BioPharma (1)	200,000	1,402
Biogen Idec (1)(2)	85,000	5,244
Celgene (1)(2)	495,000	30,339
Cephalon (1)(2)	575,000	37,030
CV Therapeutics (1)	150,000	1,069
Genentech (1)(2)	515,000	41,808
Gilead Sciences (1)(2)	2,150,000	110,789
Human Genome Sciences (1)	600,000	3,534
ImClone Systems (1)(2)	318,600	13,515
Medicines Company (1)	1,300,000	26,260
Millennium Pharmaceuticals (1)	850,100	13,143
Neurocrine Biosciences (1)	650,000	3,510
OSI Pharmaceuticals (1)(2)	675,000	25,238
Renovo Group (GBP) (1)	3,000,000	2,159
Seattle Genetics (1)	900,000	8,190
Seattle Genetics, Warrants, 12/31/11
Acquisition Date: 7/8/03, Acquisition Cost $0 (1)(3)	50,000	74
Sepracor (1)	475,000	9,272
United Therapeutics (1)(2)	100,000	8,670
Vertex Pharmaceuticals (1)	815,000	19,470
		397,710
Other Biotechnology 13.0%
Acadia Pharmaceuticals (1)	675,000	6,115
Acorda Therapeutics (1)	300,000	5,385
Alexion Pharmaceutical (1)(2)	1,087,200	64,471
Alexza Pharmaceuticals (1)	300,000	2,064
Altus Pharmaceuticals (1)	400,000	1,820
Amylin Pharmaceuticals (1)(2)	425,000	12,414
BioCryst Pharmaceuticals (1)(2)	675,000	3,112
Biodel (1)	475,000	5,154
BioMarin Pharmaceutical (1)(2)	1,170,000	41,383
Cardiome Pharma (1)	300,000	2,520
Cell Genesys (1)	300,000	705
Combinatorx (1)	420,000	1,445
Cougar Biotechnology (1)	621,200	13,045
Cubist Pharmaceuticals (1)	750,000	13,815
deCODE genetics (1)	950,000	1,454
Exelixis (1)	725,000	5,039
Favrille (1)	625,000	994
Favrille, Warrants, 3/6/11
Acquisition Date: 3/10/06, Acquisition Cost $16 (1)(3)	129,500	—
Incyte (1)	2,230,000	23,437
Infinity Pharmaceuticals (1)	375,000	2,284
Mannkind, Warrants, 8/5/10
Acquisition Date: 8/5/05, Acquisition Cost $3 (1)(3)	130,000	—
Map Pharmaceuticals (1)	92,400	1,291
Maxygen (1)	300,000	1,938
Medarex (1)	90,000	797
Metabolex, Warrants, 4/12/12
Acquisition Date: 4/11/07, Acquisition Cost $0 (1)(3)	75,000	—
Myriad Genetics (1)	90,000	3,626
ONYX Pharmaceuticals (1)(2)	721,300	20,939
Orexigen Therapeutics (1)	275,000	2,832
Panacos Pharmaceuticals (1)	266,000	186
Pharmasset (1)	600,000	10,818
Poniard Pharmaceuticals (1)	750,000	2,512
Poniard Pharmaceuticals, Bridge Warrants, 1/31/11
Acquisition Date: 2/3/06 - 4/26/06, Acquisition Cost $0	798,000	—
Poniard Pharmaceuticals, Warrants, 12/3/08
Acquisition Date: 12/5/03, Acquisition Cost $0	18,000	—
Progenics Pharmaceuticals (1)	50,000	327
Regeneron Pharmaceuticals (1)	350,000	6,716
Rigel Pharmaceuticals (1)	225,000	4,198
Tercica (1)	875,000	5,014
Theravance (1)	525,000	5,528
Transition Therapeutics (1)	85,000	944
ViroPharma (1)	35,000	313
		274,635

Total Biotechnology		672,345
LIFE SCIENCES 7.0%

Life Sciences 7.0%
Affymetrix (1)	250,000	4,353
Applera	250,000	8,215
Bruker (1)	275,000	4,232
Charles River Laboratories (1)	490,000	28,881
Covance (1)(2)	265,000	21,987
Dyadic International (1)	350,000	91
Dyadic International, Warrants, 5/30/10
Acquisition Date: 12/1/06, Acquisition Cost $0 (1)(3)	55,000	—
Gen-Probe (1)	200,000	9,640
Home Diagnostics (1)	191,000	1,329
Illumina (1)	380,000	28,842
Immucor (1)	685,300	14,624
Invitrogen (1)(2)	75,000	6,410
Nanosphere (1)	25,000	217
Qiagen NV (1)	400,000	8,320
Symyx Technologies (1)	425,000	3,188
Waters Corporation (1)	125,700	7,001
Total Life Sciences		147,330

PHARMACEUTICALS 22.2%

European Major - Pharmaceutical 1.5%
Bayer AG (EUR)	110,000	8,820
Merck (EUR)	125,000	15,427
Stada Arzneimittel (EUR)	95,000	6,943
		31,190
Major Pharmaceuticals 20.7%
A&D Pharma, GDR (EUR)	521,000	5,764
Abbott Laboratories	225,000	12,409
Alcon (2)	140,000	19,915
Allergan (2)	250,000	14,097
Barr Pharmaceuticals (1)	295,000	14,251
Basilea Pharmaceutica (CHF) (1)	30,000	4,385
Bristol-Myers Squibb	400,000	8,520
Cadence Pharmaceuticals (1)	125,000	744
Chugai Pharmaceutical (JPY)	850,000	9,606
Elan, ADR (1)(2)	1,825,000	38,069
Eli Lilly (2)	225,000	11,608
Forest Laboratories (1)	50,000	2,001
GlaxoSmithKline Pharmaceuticals (INR) (1)	225,000	5,857
Ipsen (EUR)	225,000	12,797
Johnson & Johnson	125,000	8,109
Merck	800,000	30,360
Monsanto (2)	275,000	30,662
Mylan	47,000	545
Novo Nordisk, Series B (DKK)	125,000	8,562
Roche Holding - Genusscheine (CHF)	180,000	33,921
Sawai Pharmaceutical (JPY)	140,000	6,826
Schering-Plough (2)	1,203,400	17,341
Shire (GBP)	350,000	6,767
Shire, ADR	280,100	16,235
Simcere Pharmaceutical, ADR (1)	240,800	2,519
Takeda Pharmaceutical (JPY)	70,000	3,533
Teva Pharmaceutical, ADR (2)	750,000	34,642
Towa Pharmaceutical (JPY)	195,100	8,275
UCB (EUR)	180,000	6,270
Valeant Pharmaceuticals (1)	750,000	9,623
Warner Chilcott (1)	325,000	5,850
Wyeth	670,000	27,979
Xenoport (1)(2)	480,000	19,426
		437,468
Specialty Pharmaceuticals 0.0%
AMAG Pharmaceuticals (1)(2)	25,000	1,011
		1,011

Total Pharmaceuticals		469,669
PRODUCTS & DEVICES 16.9%

Implants 13.1%
ArthroCare (1)	325,000	10,839
Baxter International (2)	505,000	29,199
Becton, Dickinson & Company	110,000	9,443
Boston Scientific (1)	600,000	7,722
C.R. Bard	185,000	17,834
Covidien	475,000	21,019
Dentsply International	317,000	12,236
Edwards Lifesciences (1)	175,000	7,796
EPIX Pharmaceuticals (1)	500,000	715
Intuitive Surgical (1)(2)	76,000	24,651
Medtronic	360,000	17,413
Micrus Endovascular (1)	200,000	2,472
Mindray Medical International, ADR	135,000	3,907
Nobel Biocare (CHF)	40,000	9,319
ResMed (1)(2)	200,000	8,436
Sonova Holding (CHF)	45,000	4,131
St. Jude Medical (1)	640,000	27,642
Stereotaxis (1)(2)	1,300,000	7,696
Stryker (2)	372,500	24,231
Wright Medical Group (1)	250,000	6,035
Zimmer Holdings (1)(2)	315,000	24,526
		277,262
Other Products & Devices 3.8%
Conceptus (1)	1,125,000	20,880
Essilor International (EUR)	205,000	13,422
Hologic (1)	100,000	5,560
IDEXX Laboratories (1)	130,000	6,404
Insulet (1)	100,000	1,440
Masimo (1)	125,000	3,250
Millipore (1)	150,000	10,111
Stericycle (1)	195,000	10,042
TomoTherapy (1)	550,000	7,893
		79,002

Total Products & Devices		356,264
SERVICES 21.7%

Distribution 8.2%
Cardinal Health (2)	290,000	15,228
China Nepstar Chain Drugstore, ADR (1)	75,000	1,020
CVS Caremark (2)	1,350,000	54,688
Express Scripts (1)	175,000	11,256
HealthExtras (1)	350,000	8,694
Henry Schein (1)(2)	425,000	24,395
McKesson	450,000	23,566
Medco Health Solutions (1)	20,000	876
Omnicare	50,000	908
Profarma Distribuidora (BRL)	775,000	12,941
Shoppers Drug Mart (CAD)	100,000	5,054
Walgreen (2)	375,500	14,303
		172,929
Information 0.6%
Cerner (1)(2)	150,000	5,592
Vital Images (1)	450,000	6,669
		12,261
Other Services 1.4%
Diagnosticos da America (BRL)	125,000	2,486
Laboratory Corporation of America (1)(2)	300,000	22,104
Matria Healthcare (1)	64,249	1,433
Nighthawk Radiology (1)(2)	200,000	1,872
Virtual Radiologic (1)	105,000	1,605
		29,500
Payors 8.3%
Aetna	615,000	25,885
AMERIGROUP (1)	560,000	15,305
Assurant (2)	325,900	19,834
Centene (1)	555,000	7,737
CIGNA (2)	560,000	22,719
Coventry Health Care (1)	264,089	10,656
E-Health (1)	300,000	6,621
Health Net (1)	385,000	11,858
Humana (1)(2)	325,000	14,580
Medial Saude SA (BRL) (1)	625,000	5,877
Tempo Participacoes (BRL) (1)	1,525,200	4,476
Triple S Management, Class B (1)	450,000	7,943
WellPoint (1)(2)	506,400	22,347
		175,838
Providers 3.2%
Bangkok Dusit Medical Services (THB)	6,250,000	6,303
Community Health Systems (1)(2)	325,000	10,910
DaVita (1)	230,000	10,985
Fresenius (EUR)	135,000	11,498
Healthways (1)(2)	204,900	7,241
LifePoint Hospitals (1)(2)	200,000	5,494
National Medical Health Card (1)	257,200	2,618
Psychiatric Solutions (1)(2)	175,000	5,936
Sunrise Senior Living (1)	315,000	7,018
		68,003
Total Services		458,531

Total Common Stocks (Cost $1,845,897)		2,104,139

PREFERRED STOCKS 0.5%
BIOTECHNOLOGY 0.5%
Major Biotechnology 0.1%
Portola Pharmaceuticals, Series C
Acquisition Date: 4/27/07, Acquisition Cost $2,000 (1)(3)	1,413,427	2,000
		2,000
Other Biotechnology 0.4%
Fibrogen, Series F
Acquisition Date: 12/30/04, Acquisition Cost $3,000 (1)(3)	659,341	3,198
Metabolex, Series D
Acquisition Date: 4/11/07, Acquisition Cost $2,000 (1)(3)	500,000	2,000
QuatRx Pharmaceuticals, Series E
Acquisition Date: 5/11/07, Acquisition Cost $4,000 (1)(3)	887,567	4,000
		9,198

Total Preferred Stocks (Cost $11,000)		11,198
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 3.29% (4)(5)	52,736,316	52,736
		52,736
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 3.29%, 6/19/08	340,000	338
		338
Total Short-Term Investments (Cost $53,074)		53,074
Total Investments in Securities
102.6% of Net Assets (Cost $1,909,971)		$2,168,411

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at March 31,
2008.
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $11,272 and represents 0.5% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depository Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
INR	Indian Rupee
JPY	Japanese Yen
THB	Thai Baht

OPTIONS WRITTEN (2.5)%
Abbott Laboratories, Put, 5/17/08 @ $60.00 (1)	(10,000)	(55)
Abbott Laboratories, Put, 1/17/09 @ $60.00 (1)	(20,000)	(167)
Aetna, Put, 1/17/09 @ $55.00 (1)	(30,000)	(419)
Aetna, Put, 1/17/09 @ $60.00 (1)	(20,000)	(365)
Affymetrix, Put, 1/17/09 @ $30.00 (1)	(26,300)	(330)
Alcon, Call, 1/17/09 @ $170.00 (1)	(15,000)	(91)
Alcon, Put, 1/17/09 @ $140.00 (1)	(30,000)	(437)
Alexion Pharmaceuticals, Call, 5/17/08 @ $70.00 (1)	(25,000)	(39)
Alexion Pharmaceuticals, Call, 4/19/08 @ $75.00 (1)	(25,000)	(2)
Alexion Pharmaceuticals, Call, 5/17/08 @ $90.00 (1)	(50,000)	(7)
Alexion Pharmaceuticals, Put, 1/17/09 @ $50.00 (1)	(12,500)	(79)
Alexion Pharmaceuticals, Put, 4/19/08 @ $60.00 (1)	(25,000)	(77)
Alexion Pharmaceuticals, Put, 5/17/08 @ $65.00 (1)	(30,000)	(251)
Alexion Pharmaceuticals, Put, 8/16/08 @ $65.00 (1)	(35,000)	(403)
Alexion Pharmaceuticals, Put, 1/17/09 @ $65.00 (1)	(30,000)	(414)
Alexion Pharmaceuticals, Put, 5/17/08 @ $70.00 (1)	(50,000)	(600)
Alexion Pharmaceuticals, Put, 1/17/09 @ $70.00 (1)	(30,000)	(510)
Alexion Pharmaceuticals, Put, 5/17/08 @ $75.00 (1)	(7,900)	(129)
Alkermes, Put, 1/17/09 @ $20.00 (1)	(25,400)	(206)
Allergan, Call, 7/19/08 @ $65.00 (1)	(75,000)	(77)
Allergan, Call, 1/17/09 @ $70.00 (1)	(25,000)	(47)
Allergan, Put, 1/17/09 @ $65.00 (1)	(30,000)	(329)
AMAG Pharmaceuticals, Call, 8/16/08 @ $45.00 (1)	(25,000)	(109)
Amgen, Call, 7/19/08 @ $50.00 (1)	(125,000)	(107)
Amgen, Call, 1/17/09 @ $50.00 (1)	(100,000)	(252)
Amgen, Call, 1/17/09 @ $60.00 (1)	(150,000)	(100)
Amgen, Put, 1/17/09 @ $35.00 (1)	(10,000)	(25)

Amylin Pharmaceuticals, Call, 7/19/08 @ $35.00 (1)	(100,000)	(173)
Amylin Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(20,000)	(115)
Amylin Pharmaceuticals, Put, 7/19/08 @ $35.00 (1)	(15,000)	(109)
Amylin Pharmaceuticals, Put, 1/17/09 @ $35.00 (1)	(15,000)	(131)
Amylin Pharmaceuticals, Put, 1/17/09 @ $40.00 (1)	(15,000)	(185)
Applera, Put, 1/17/09 @ $30.00 (1)	(800)	(2)
ArthroCare, Put, 9/20/08 @ $40.00 (1)	(10,000)	(108)
ArthroCare, Put, 6/21/08 @ $55.00 (1)	(45,000)	(1,049)
ArthroCare, Put, 6/21/08 @ $60.00 (1)	(45,000)	(1,269)
Assurant, Call, 1/17/09 @ $70.00 (1)	(100,000)	(370)
Assurant, Call, 1/17/09 @ $80.00 (1)	(25,000)	(36)
Assurant, Put, 1/17/09 @ $70.00 (1)	(75,000)	(919)
Baxter International, Call, 8/16/08 @ $65.00 (1)	(50,000)	(150)
Baxter International, Call, 5/17/08 @ $70.00 (1)	(100,000)	(10)
Baxter International, Call, 1/17/09 @ $70.00 (1)	(75,000)	(126)
Baxter International, Put, 8/16/08 @ $65.00 (1)	(10,000)	(83)
Baxter International, Put, 1/17/09 @ $65.00 (1)	(48,000)	(468)
Becton, Dickinson & Company, Put, 6/21/08 @ $85.00 (1)	(20,000)	(66)
BioCryst Pharmaceutical, Call, 6/21/08 @ $5.00 (1)	(86,500)	(58)
Biogen Idec, Call, 7/19/08 @ $60.00 (1)	(50,000)	(313)
Biogen Idec, Put, 7/19/08 @ $55.00 (1)	(5,000)	(12)
Biogen Idec, Put, 1/17/09 @ $55.00 (1)	(25,000)	(138)
Biogen Idec, Put, 4/19/08 @ $75.00 (1)	(24,500)	(330)
BioMarin Pharmaceutical, Call, 4/19/08 @ $40.00 (1)	(50,000)	(15)
BioMarin Pharmaceutical, Call, 4/19/08 @ $45.00 (1)	(75,000)	(4)
BioMarin Pharmaceutical, Put, 1/17/09 @ $25.00 (1)	(50,000)	(125)
BioMarin Pharmaceutical, Put, 1/17/09 @ $35.00 (1)	(5,300)	(41)
BioMarin Pharmaceutical, Put, 4/19/08 @ $40.00 (1)	(15,000)	(73)
BioMarin Pharmaceutical, Put, 1/17/09 @ $40.00 (1)	(25,000)	(266)

Boston Scientific, Put, 1/17/09 @ $12.50 (1)	(30,000)	(56)
C.R. Bard, Put, 1/17/09 @ $80.00 (1)	(30,000)	(91)
C.R. Bard, Put, 1/17/09 @ $100.00 (1)	(10,000)	(107)
Cardinal Health, Call, 9/20/08 @ $60.00 (1)	(10,000)	(14)
Cardinal Health, Call, 9/20/08 @ $65.00 (1)	(100,000)	(60)
Cardinal Health, Call, 1/17/09 @ $70.00 (1)	(50,000)	(29)
Cardinal Health, Put, 9/20/08 @ $60.00 (1)	(30,000)	(260)
Cardinal Health, Put, 1/17/09 @ $70.00 (1)	(20,000)	(356)
Celgene, Call, 7/19/08 @ $60.00 (1)	(25,000)	(164)
Celgene, Call, 7/19/08 @ $65.00 (1)	(30,000)	(125)
Celgene, Call, 1/17/09 @ $70.00 (1)	(50,000)	(288)
Celgene, Call, 7/19/08 @ $75.00 (1)	(75,000)	(107)
Celgene, Put, 1/17/09 @ $50.00 (1)	(25,000)	(110)
Celgene, Put, 7/19/08 @ $55.00 (1)	(15,000)	(45)
Celgene, Put, 7/19/08 @ $60.00 (1)	(20,000)	(98)
Celgene, Put, 1/17/09 @ $70.00 (1)	(25,000)	(336)
Cephalon, Call, 5/17/08 @ $70.00 (1)	(50,000)	(74)
Cephalon, Call, 5/17/08 @ $85.00 (1)	(50,000)	(5)
Cephalon, Put, 1/17/09 @ $60.00 (1)	(5,000)	(27)
Cephalon, Put, 1/17/09 @ $70.00 (1)	(30,000)	(305)
Cephalon, Put, 5/17/08 @ $75.00 (1)	(30,000)	(333)
Cephalon, Put, 1/17/09 @ $80.00 (1)	(30,000)	(512)
Cerner, Call, 6/21/08 @ $45.00 (1)	(100,000)	(57)
Cerner, Put, 1/17/09 @ $60.00 (1)	(15,000)	(342)
Charles River Laboratories, Put, 5/17/08 @ $65.00 (1)	(30,000)	(200)
Charles River Laboratories, Put, 1/17/09 @ $65.00 (1)	(10,000)	(85)
Charles River Laboratories, Put, 1/17/09 @ $70.00 (1)	(10,000)	(120)
CIGNA, Call, 1/17/09 @ $60.00 (1)	(75,000)	(54)
CIGNA, Put, 1/17/09 @ $40.00 (1)	(25,000)	(125)

CIGNA, Put, 1/17/09 @ $50.00 (1)	(15,000)	(168)
CIGNA, Put, 4/19/08 @ $55.00 (1)	(1,200)	(17)
CIGNA, Put, 1/17/09 @ $55.00 (1)	(15,000)	(227)
CIGNA, Put, 1/17/09 @ $60.00 (1)	(25,000)	(489)
Community Health Systems, Call, 9/20/08 @ $35.00 (1)	(75,000)	(231)
Community Health Systems, Call, 6/21/08 @ $40.00 (1)	(100,000)	(32)
Community Health Systems, Put, 9/20/08 @ $35.00 (1)	(40,000)	(154)
Community Health Systems, Put, 1/17/09 @ $35.00 (1)	(10,000)	(50)
Covance, Call, 5/17/08 @ $85.00 (1)	(75,000)	(195)
Covance, Call, 1/17/09 @ $90.00 (1)	(50,000)	(293)
Covance, Call, 5/17/08 @ $105.00 (1)	(100,000)	(7)
Covance, Put, 1/17/09 @ $80.00 (1)	(25,000)	(158)
Covance, Put, 1/17/09 @ $90.00 (1)	(15,000)	(170)
Coventry Health Care, Put, 1/17/09 @ $50.00 (1)	(10,000)	(112)
Covidien, Put, 7/19/08 @ $40.00 (1)	(30,000)	(31)
Covidien, Put, 7/19/08 @ $45.00 (1)	(10,000)	(29)
Cubist Pharmaceuticals, Put, 1/17/09 @ $20.00 (1)	(40,000)	(146)
CVS Caremark, Call, 5/17/08 @ $40.00 (1)	(160,000)	(336)
CVS Caremark, Call, 1/17/09 @ $45.00 (1)	(75,000)	(191)
CVS Caremark, Put, 5/17/08 @ $40.00 (1)	(40,000)	(63)
CVS Caremark, Put, 1/17/09 @ $40.00 (1)	(30,000)	(115)
CVS Caremark, Put, 1/17/09 @ $45.00 (1)	(65,000)	(429)
DaVita, Put, 1/17/09 @ $50.00 (1)	(20,000)	(125)
Dentsply International, Put, 4/19/08 @ $45.00 (1)	(32,400)	(207)
Dentsply International, Put, 7/19/08 @ $45.00 (1)	(10,000)	(66)
Dentsply International, Put, 1/17/09 @ $45.00 (1)	(50,000)	(365)
Elan, Call, 4/19/08 @ $21.00 (1)	(150,000)	(161)
Elan, Call, 7/19/08 @ $35.00 (1)	(60,000)	(21)
Elan, Put, 1/17/09 @ $22.50 (1)	(50,000)	(290)

Eli Lilly, Call, 4/19/08 @ $55.00 (1)	(30,000)	(4)
Eli Lilly, Call, 7/19/08 @ $55.00 (1)	(50,000)	(82)
Eli Lilly, Call, 7/19/08 @ $60.00 (1)	(25,000)	(12)
Eli Lilly, Put, 4/19/08 @ $50.00 (1)	(30,000)	(16)
Eli Lilly, Put, 7/19/08 @ $50.00 (1)	(30,000)	(76)
Eli Lilly, Put, 1/17/09 @ $50.00 (1)	(30,000)	(137)
Express Scripts, Put, 1/17/09 @ $65.00 (1)	(30,000)	(249)
Gen-Probe, Put, 1/17/09 @ $50.00 (1)	(25,000)	(161)
Genentech, Call, 6/21/08 @ $85.00 (1)	(75,000)	(208)
Genentech, Put, 1/17/09 @ $70.00 (1)	(20,000)	(67)
Genentech, Put, 6/21/08 @ $75.00 (1)	(20,000)	(41)
Genzyme, Put, 1/17/09 @ $75.00 (1)	(10,000)	(86)
Gilead Sciences, Call, 8/16/08 @ $52.50 (1)	(35,000)	(137)
Gilead Sciences, Call, 8/16/08 @ $57.50 (1)	(50,000)	(99)
Gilead Sciences, Put, 1/17/09 @ $42.50 (1)	(10,000)	(25)
Gilead Sciences, Put, 8/16/08 @ $45.00 (1)	(40,000)	(70)
Gilead Sciences, Put, 1/17/09 @ $45.00 (1)	(30,000)	(99)
Gilead Sciences, Put, 8/16/08 @ $47.50 (1)	(25,000)	(62)
Gilead Sciences, Put, 1/17/09 @ $47.50 (1)	(15,000)	(62)
Gilead Sciences, Put, 5/17/08 @ $50.00 (1)	(25,000)	(46)
Gilead Sciences, Put, 5/17/08 @ $52.50 (1)	(30,000)	(90)
Gilead Sciences, Put, 8/16/08 @ $52.50 (1)	(30,000)	(138)
Gilead Sciences, Put, 1/17/09 @ $52.50 (1)	(35,000)	(222)
Gilead Sciences, Put, 1/17/09 @ $55.00 (1)	(45,000)	(349)
Health Net, Put, 1/17/09 @ $35.00 (1)	(30,000)	(222)
Health Net, Put, 1/17/09 @ $50.00 (1)	(43,700)	(848)
Health Net, Put, 1/17/09 @ $55.00 (1)	(2,300)	(56)
Healthways, Call, 1/17/09 @ $80.00 (1)	(10,000)	(2)
Healthways, Put, 1/17/09 @ $30.00 (1)	(50,000)	(180)

Healthways, Put, 1/17/09 @ $35.00 (1)	(40,000)	(222)
Healthways, Put, 1/17/09 @ $60.00 (1)	(100)	(2)
Henry Schein, Call, 4/19/08 @ $65.00 (1)	(69,700)	(3)
Henry Schein, Call, 7/19/08 @ $65.00 (1)	(75,000)	(47)
Henry Schein, Call, 1/17/09 @ $70.00 (1)	(25,000)	(30)
Henry Schein, Put, 1/17/09 @ $60.00 (1)	(25,000)	(155)
Humana, Call, 8/16/08 @ $55.00 (1)	(75,000)	(174)
Humana, Call, 8/16/08 @ $70.00 (1)	(100,000)	(47)
Humana, Put, 1/17/09 @ $70.00 (1)	(24,600)	(633)
Humana, Put, 1/17/09 @ $80.00 (1)	(17,200)	(605)
IDEXX Laboratories, Put, 1/17/09 @ $60.00 (1)	(30,000)	(344)
Illumina, Put, 1/17/09 @ $70.00 (1)	(60,000)	(516)
Illumina, Put, 1/17/09 @ $75.00 (1)	(10,000)	(110)
Illumina, Put, 1/17/09 @ $80.00 (1)	(10,000)	(137)
ImClone Systems, Call, 5/17/08 @ $50.00 (1)	(50,000)	(49)
ImClone Systems, Call, 1/17/09 @ $60.00 (1)	(50,000)	(87)
ImClone Systems, Put, 1/17/09 @ $40.00 (1)	(25,000)	(136)
ImClone Systems, Put, 5/17/08 @ $45.00 (1)	(20,000)	(94)
ImClone Systems, Put, 1/17/09 @ $50.00 (1)	(20,000)	(221)
Immucor, Put, 1/17/09 @ $20.00 (1)	(25,000)	(74)
Immucor, Put, 1/17/09 @ $30.00 (1)	(25,000)	(243)
Immucor, Put, 1/17/09 @ $35.00 (1)	(35,000)	(488)
Intermune, Put, 1/17/09 @ $25.00 (1)	(135,000)	(1,809)
Intuitive Surgical, Call, 7/19/08 @ $370.00 (1)	(15,000)	(366)
Intuitive Surgical, Call, 1/17/09 @ $400.00 (1)	(5,000)	(168)
Intuitive Surgical, Put, 1/17/09 @ $300.00 (1)	(5,000)	(232)
Invitrogen, Call, 5/17/08 @ $90.00 (1)	(25,000)	(70)
Invitrogen, Put, 5/17/08 @ $85.00 (1)	(25,000)	(110)
Laboratory Corporation of America, Call, 1/17/09 @ $90.00 (1)	(75,000)	(135)

Laboratory Corporation of America, Put, 1/17/09 @ $75.00 (1)	(11,000)	(76)
Laboratory Corporation of America, Put, 1/17/09 @ $80.00 (1)	(10,000)	(96)
Laboratory Corporation of America, Put, 1/17/09 @ $85.00 (1)	(15,000)	(43)
LifePoint Hospitals, Call, 8/16/08 @ $30.00 (1)	(75,000)	(111)
LifePoint Hospitals, Put, 8/16/08 @ $30.00 (1)	(50,000)	(193)
McKesson, Put, 1/17/09 @ $60.00 (1)	(10,000)	(100)
Medco Health Solutions, Put, 1/17/09 @ $45.00 (1)	(10,000)	(62)
Medicines Company, Put, 7/19/08 @ $20.00 (1)	(50,000)	(198)
Medtronic, Put, 1/17/09 @ $50.00 (1)	(10,000)	(49)
Merck, Put, 1/17/09 @ $50.00 (1)	(55,000)	(740)
Merck, Put, 7/19/08 @ $65.00 (1)	(7,700)	(208)
Millennium Pharmaceuticals, Put, 1/17/09 @ $15.00 (1)	(77,500)	(174)
Millennium Pharmaceuticals, Put, 1/17/09 @ $20.00 (1)	(29,900)	(163)
Millipore, Put, 1/17/09 @ $80.00 (1)	(25,000)	(355)
Monsanto, Call, 4/19/08 @ $130.00 (1)	(50,000)	(36)
Monsanto, Call, 7/19/08 @ $150.00 (1)	(50,000)	(112)
Monsanto, Call, 1/17/09 @ $150.00 (1)	(50,000)	(388)
Monsanto, Put, 1/17/09 @ $80.00 (1)	(35,000)	(245)
Monsanto, Put, 7/19/08 @ $100.00 (1)	(10,000)	(80)
Monsanto, Put, 1/17/09 @ $125.00 (1)	(60,000)	(1,638)
Monsanto, Put, 1/17/09 @ $130.00 (1)	(75,000)	(2,288)
Nighthawk Radiology, Call, 6/21/08 @ $22.50 (1)	(100,000)	(10)
ONYX Parmaceuticals, Call, 5/17/08 @ $55.00 (1)	(100,000)	(7)
ONYX Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(30,000)	(197)
ONYX Pharmaceuticals, Put, 1/19/09 @ $35.00 (1)	(35,000)	(348)
ONYX Pharmaceuticals, Put, 1/17/09 @ $45.00 (1)	(50,000)	(883)
ONYX Pharmaceuticals, Put, 5/17/08 @ $50.00 (1)	(22,800)	(481)
ONYX Pharmaceuticals, Put, 1/17/09 @ $50.00 (1)	(35,000)	(772)
ONYX Pharmaceuticals, Put, 1/17/09 @ $60.00 (1)	(15,900)	(498)

OSI Pharmaceuticals, Call, 4/19/08 @ $40.00 (1)	(25,000)	(17)
OSI Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(30,000)	(122)
Pfizer, Put, 1/19/09 @ $25.00 (1)	(50,000)	(258)
Psychiatric Solutions, Call, 9/20/08 @ $35.00 (1)	(50,000)	(155)
ResMed, Call, 4/19/08 @ $50.00 (1)	(75,000)	(6)
ResMed, Call, 7/19/08 @ $55.00 (1)	(25,000)	(4)
ResMed, Call, 7/19/08 @ $60.00 (1)	(75,000)	(6)
Scheing-Plough, Call, 5/17/08 @ $22.50 (1)	(75,000)	(2)
Scheing-Plough, Call, 5/17/08 @ $30.00 (1)	(100,000)	(2)
Schering-Plough, Put, 1/16/10 @ $15.00 (1)	(30,000)	(115)
Schering-Plough, Put, 1/17/09 @ $30.00 (1)	(50,000)	(775)
Schering-Plough, Put, 1/17/09 @ $35.00 (1)	(12,500)	(256)
Shire, Put, 1/17/09 @ $75.00 (1)	(14,900)	(281)
St. Jude Medical, Put, 1/17/09 @ $40.00 (1)	(55,000)	(171)
Stereotaxis, Call, 6/21/08 @ $17.50 (1)	(100,000)	(7)
Stereotaxis, Put, 6/21/08 @ $10.00 (1)	(3,400)	(14)
Stryker, Call, 6/21/08 @ $65.00 (1)	(100,000)	(370)
Stryker, Put, 1/17/09 @ $70.00 (1)	(15,000)	(135)
Stryker, Put, 1/17/09 @ $75.00 (1)	(65,000)	(793)
Teva Pharmaceutical, Call, 6/21/08 @ $52.50 (1)	(100,000)	(40)
Teva Pharmaceutical, Call, 1/17/09 @ $55.00 (1)	(100,000)	(133)
Teva Pharmaceutical, Put, 1/19/09 @ $45.00 (1)	(25,000)	(94)
Teva Pharmaceutical, Put, 1/17/09 @ $50.00 (1)	(40,000)	(254)
Teva Pharmaceutical, Put, 1/17/09 @ $55.00 (1)	(10,000)	(98)
United Therapeutics, Call, 8/16/08 @ $100.00 (1)	(20,000)	(103)
UnitedHealth Group, Put, 1/17/09 @ $45.00 (1)	(40,000)	(464)
Vertex Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(55,000)	(501)
Vertex Pharmaceuticals, Put, 1/17/09 @ $35.00 (1)	(25,100)	(323)
Walgreen, Call, 1/17/09 @ $45.00 (1)	(100,000)	(133)

Walgreen, Put, 1/17/09 @ $40.00 (1)	(85,000)	(395)
Walgreen, Put, 1/17/09 @ $45.00 (1)	(20,000)	(158)
Waters Corporation, Put, 1/17/09 @ $60.00 (1)	(35,000)	(291)
WellCare Health Plans, Put, 1/17/09 @ $35.00 (1)	(75,000)	(458)
WellPoint, Call, 1/17/09 @ $60.00 (1)	(75,000)	(120)
WellPoint, Put, 1/17/09 @ $45.00 (1)	(25,000)	(156)
WellPoint, Put, 1/17/09 @ $70.00 (1)	(11,900)	(308)
WellPoint, Put, 1/17/09 @ $80.00 (1)	(21,700)	(777)
Wyeth, Put, 1/17/09 @ $40.00 (1)	(35,000)	(163)
Wyeth, Put, 1/17/09 @ $50.00 (1)	(70,000)	(746)
Xenoport, Call, 9/20/08 @ $75.00 (1)	(75,000)	(54)
Zimmer Holdings, Call, 6/21/08 @ $80.00 (1)	(50,000)	(170)
Zimmer Holdings, Call, 1/17/09 @ $80.00 (1)	(35,000)	(252)
Zimmer Holdings, Put, 6/21/08 @ $75.00 (1)	(5,000)	(15)
Zimmer Holdings, Put, 1/17/09 @ $75.00 (1)	(5,000)	(29)
Zimmer Holdings, Put, 6/21/08 @ $85.00 (1)	(10,000)	(85)
Zimmer Holdings, Put, 1/17/09 @ $85.00 (1)	(10,000)	(110)
Zimmer Holdings, Put, 1/17/09 @ $90.00 (1)	(17,400)	(251)
Total Options Written (Premiums Received $(49,970))		(53,608)

(5) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		$855	$ 52,736	$74,980

Totals				$855	$52,736	$74,980

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$52,736
Dividend income		855
Interest income			-
Investment income		$855
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$1,882,555,000	$0
Level 2 – significant other observable inputs	274,658,000	(53,610,000)
Level 3 – significant unobservable inputs	11,198,000	0
Total	$2,168,411,000	$(53,610,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Options

The fund may invest in call and put options that give the holder the right to purchase and sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $1,909,971,000. Net unrealized gain aggregated $254,850,000 at period-end, of which $440,493,000 related to appreciated investments and $185,643,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008